Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit/(loss) – as reported	$ (15)	₨ (1,366)	₨ (785)	₨ 169
Weighted average number of shares - basic	434,455,365	434,455,365	373,167,257	183,033,950
Basic earnings per share | (per share)	$ (0.03)	₨ (3.14)	₨ (2.1)	₨ 0.92
Weighted average number of shares - diluted	434,754,395	434,754,395	373,605,546	185,198,369
Diluted earnings per share | (per share)	$ (0.03)	₨ (3.14)	₨ (2.1)	₨ 0.91